UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Vision Capital Management, Inc.
Address: 	One SW Columbia, Suite 915
		Portland, OR 97258

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Marina L. Johnson, CFA
Title: 	Vice President
Phone: 	503-221-5656
Signature, Place, and Date of Signing:

Marina Johnson Portland, Oregon January 19, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers: 0

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total: $111,980

List of Other Included Managers: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aegon N V Pfd Perp 6.375       ps               007924301      315    17600 SH       Sole                    17600
Allianz Se Pfd 8.375% Sub      ps               018805200      390    15850 SH       Sole                    15850
Barclays Bank Plc 8.05% Sp Adr ps               06739h362      224     9000 SH       Sole                     9000
Credit Suisse Nt 7.9% Cap 13   ps               225448208      511    19900 SH       Sole                    19900
Deutsche Bank 8.05% Pfd F      ps               25150l108      413    16400 SH       Sole                    16400
Federal Natl Mtg Assn Pfd Ser  ps               313586737       20    20500 SH       Sole                    20500
Goldman Sachs Gp Preferred     ps               38143y665      408    18600 SH       Sole                    18600
Hsbc Hldgs Plc Sub Cap 8.125%  ps               404280703      496    19000 SH       Sole                    19000
Wells Fargo Cap Xii Pfd Trups  ps               94985V202      449    17500 SH       Sole                    17500
Activision Blizzard Inc        cs               00507v109     1694   152455 SH       Sole                   152455
Amazon Com Inc Com             cs               023135106      539     4006 SH       Sole                     4006
Amgen Inc Com                  cs               031162100     1862    32910 SH       Sole                    32910
Apple Computer, Inc.           cs               037833100     2715    12882 SH       Sole                    12862                20
Associates First Cap Residl Va cs               046008207        0    12275 SH       Sole                    12275
At&t Inc.                      cs               00206R102     1735    61913 SH       Sole                    61913
Broadcom Corp Cl A             cs               111320107     2163    68721 SH       Sole                    68721
Celgene Corp Com               cs               151020104     2056    36925 SH       Sole                    36925
Chevrontexaco Corporation Com  cs               166764100      509     6610 SH       Sole                     6610
Cisco Sys Inc Com              cs               17275R102     2112    88230 SH       Sole                    88230
Citrix Sys Inc Com             cs               177376100     2386    57335 SH       Sole                    57335
Cognizant Tech Solutns Cl A    cs               192446102     2508    55335 SH       Sole                    55335
Colgate Palmolive Co Com       cs               194162103     2078    25295 SH       Sole                    25295
Cooper Industries Plc          cs               G24140108     2233    52365 SH       Sole                    52365
Dentsply Intl Inc New Com      cs               249030107     2045    58155 SH       Sole                    58155
Ebay Inc Com                   cs               278642103     1995    84770 SH       Sole                    84770
Exxon Mobil Corp Com           cs               30231G102     2002    29358 SH       Sole                    28858               500
Family Dlr Stores Inc Com      cs               307000109     1780    63955 SH       Sole                    63955
Ford Mtr Co Del Com            cs               345370100      110    11000 SH       Sole                    11000
Freeport-Mcmoran Cop&g Com     cs               35671d857     2398    29865 SH       Sole                    29835                30
Gilead Sciences Inc Com        cs               375558103     1770    40915 SH       Sole                    40855                60
Google Inc Cl A                cs               38259P508     2531     4083 SH       Sole                     4078                 5
Hansen Nat Corp Com            cs               411310105     2102    54740 SH       Sole                    54740
Harris Corp Del Com            cs               413875105     2448    51475 SH       Sole                    51425                50
Haverty Furniture Inc Com      cs               419596101      647    47100 SH       Sole                    47100
Johnson & Johnson Com          cs               478160104     2121    32928 SH       Sole                    32928
L-3 Communicatns Hldgs Com     cs               502424104     2172    24980 SH       Sole                    24930                50
Lauder Estee Cos Inc Cl A      cs               518439104     2308    47720 SH       Sole                    47650                70
Lowes Cos Inc Com              cs               548661107     2204    94210 SH       Sole                    94210
Mcdonalds Corp Com             cs               580135101     1947    31180 SH       Sole                    31180
Mera Pharmaceuticals Com       cs               58732R103        0    80415 SH       Sole                    80415
Merchants Bancorp Com          cs               588436105        5    25667 SH       Sole                    25667
Microsoft Corp Com             cs               594918104     2550    83657 SH       Sole                    83557               100
Monsanto Company               cs               61166W101     2130    26050 SH       Sole                    26050
Northern Tr Corp Com           cs               665859104      528    10083 SH       Sole                    10083
Nyse Euronext Com              cs               629491101     1665    65820 SH       Sole                    65820
Peabody Energy Corp Com        cs               704549104     2454    54290 SH       Sole                    54290
Petsmart Inc Com               cs               716768106     2196    82270 SH       Sole                    82170               100
Portland Food Products Company cs                              337    61191 SH       Sole                    61191
Price T Rowe Group Inc Com     cs               74144T108     2391    44900 SH       Sole                    44900
Procter & Gamble Co Com        cs               742718109     1995    32910 SH       Sole                    32910
Research In Motion Ltd Com     cs               760975102     2150    31835 SH       Sole                    31800                35
Schlumberger                   cs               806857108     2188    33615 SH       Sole                    33615
St Jude Med Inc Com            cs               790849103     1953    53105 SH       Sole                    53055                50
Starbucks Corp                 cs               855244109      381    16539 SH       Sole                    16539
Starwood Hotels&resort Com     cs               85590A401     2409    65880 SH       Sole                    65880
Stericycle Inc Com             cs               858912108     2024    36680 SH       Sole                    36680
United Technologies Cp Com     cs               913017109     2276    32785 SH       Sole                    32785
Walgreen Co Com                cs               931422109     1971    53685 SH       Sole                    53685
Washington Mutual Inc.         cs               939322103        1    10532 SH       Sole                    10532
Zimmer Hldgs Inc Com           cs               98956P102     2121    35880 SH       Sole                    35880
Allianz Nfj Small Cap Value In cs               018918698     1364 56266.022 SH      Sole                56266.022
Fairholme Fund                 cs               304871106     3355 111492.625 SH     Sole               111492.625
Fidelity Contrafund New Insigh cs               316071604     1705 98033.751 SH      Sole                98033.751
First Eagle Sogen Overseas Fd  cs               32008F101     1835 94302.350 SH      Sole                94302.350
Ishares S&p 500 Index          cs               464287200     4262 38118.000 SH      Sole                38118.000
Ishares S&p Midcap Index Fd    cs               464287507      510 7041.000 SH       Sole                 7041.000
Ishares Tr Lrge Grw Indx       cs               464287119     3728 63528.000 SH      Sole                63528.000
Ishares Tr Russell 1000        cs               464287622      444 7243.000 SH       Sole                 7243.000
Schwab Cap Tr S&p 500 Select   cs               808509855     2438 140594.060 SH     Sole               140594.060
Schwab Invts 1000 Eqty Inv     cs               808517106      218 6606.184 SH       Sole                 6606.184